Stock-based compensation - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($) Year	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥) Year	Mar. 31, 2010 JPY (¥) Year	Mar. 31, 2012 Stock Options Granted After 2006 Year
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)			5.0	5.0	8
Exercise price ratio					1.025
Typical vesting period					2 years
Stock-based compensation expense related to stock options	$ 19	¥ 1,539	¥ 2,522	¥ 2,446
Weighted-average grant-date fair value of options granted, per share			¥ 724	¥ 803
Total intrinsic value of stock options exercised		0	0	113
Unrecognized stock compensation expense related to stock options granted	3	264
Unrecognized stock compensation expense, expected weighted average period of recognition (in years)	0.3	0.3
Cash received from options exercised		¥ 0	¥ 0	¥ 492